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                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10105


                                February 7, 2000



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


         Re:  The Funds Listed on Page Two

Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectuses of the above referenced funds do not differ from those included in the most recent post-effective amendment to the funds' registration statements, the text of which were filed electronically.


                                Very truly yours,


                                /s/ Janet R. Murtha




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         Alliance All-Asia Investment Fund, Inc.
         (File Nos.  33-84270 and 811-08776)
         Alliance Growth and Income Fund, Inc.
         (File Nos. 2-11023 and 811-00126)
         Alliance International Premier Growth Fund, Inc.
         (File Nos. 333-41375 and 811-08527)
         Alliance Premier Growth Fund, Inc.
         (File Nos. 33-49530 and 811-06730)
         Alliance Quasar Fund, Inc.
         (File Nos. 2-29901 and 811-06716)
         Alliance Technology Fund, Inc.
         (File Nos. 2-70427 and 811-03131)
         Alliance Utility Income Fund, Inc.
         (File Nos. 33-66630 and 811-07916)
         The Alliance Fund, Inc.
         (File Nos. 2-10768 and 811-00204)
         The Alliance Portfolios
         (File Nos. 33-12988 and 811-05088)



































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